Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expenses, current	$ 375,469	$ 235,273
Effective tax rate, percentage	21.00%
Corporate income tax rate	0.21